Credit risk concentrations	12 Months Ended
Dec. 31, 2010
Credit risk concentrations [Abstract]
Credit risk concentrations
Note 5 – Credit risk concentrations
Concentrations of credit risk arise when a number of customers are engaged in similar business activities or activities in the same geographic region, or when they have similar economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic conditions.
JPMorgan Chase regularly monitors various segments of its credit portfolio to assess potential concentration risks and to obtain collateral when deemed necessary. Senior management is significantly involved in the credit approval and review process, and risk levels are adjusted as needed to reflect management’s risk tolerance.
In the Firm’s wholesale portfolio, risk concentrations are evaluated primarily by industry and monitored regularly on both an aggregate portfolio level and on an individual customer basis. Management of the Firm’s wholesale exposure is accomplished through loan syndication and participation, loan sales, securitizations, credit derivatives, use of master netting agreements, and collateral and other risk-reduction techniques. In the consumer portfolio, concentrations are evaluated primarily by product and by U.S. geographic region, with a key focus on trends and concentrations at the portfolio level, where potential risk concentrations can be remedied through changes in underwriting policies and portfolio guidelines.
The Firm does not believe that its exposure to any particular loan product (e.g., option ARMs), industry segment (e.g., commercial real estate) or its exposure to residential real estate loans with high loan-to-value ratios results in a significant concentration of credit risk. Terms of loan products and collateral coverage are included in the Firm’s assessment when extending credit and establishing its allowance for loan losses.
For further information regarding on–balance sheet credit concentrations by major product and/or geography, see Notes 14 and 15 on pages 220–238 and 239–243, respectively, of this Annual Report. For information regarding concentrations of off–balance sheet lending-related financial instruments by major product, see Note 30 on pages 275–280 of this Annual Report.
Customer receivables representing primarily margin loans to prime and retail brokerage clients of $32.5 billion and $15.7 billion at December 31, 2010 and 2009, respectively, are included in the table below. These margin loans are generally over-collateralized through a pledge of assets maintained in clients’ brokerage accounts and are subject to daily minimum collateral requirements. In the event that the collateral value decreases, a maintenance margin call is made to the client to provide additional collateral into the account. If additional collateral is not provided by the client, the client’s positions may be liquidated by the Firm to meet the minimum collateral requirements. As a result of the Firm’s credit risk mitigation practices, the Firm does not hold any reserves for credit impairment on these agreements as of December 31, 2010 and 2009.
The table below presents both on—balance sheet and off—balance sheet wholesale- and consumer-related credit exposure by the Firm’s three portfolio segments as of December 31, 2010, and 2009.

	2010				2009
	Credit	On-balance sheet		Off-balance	Credit	On-balance sheet		Off-balance
December 31, (in millions)	exposure	Loans	Derivatives	sheet(d)	exposure	Loans	Derivatives	sheet(d)

Wholesale(a)
Banks and finance companies	$65,867	$21,562	$20,935	$23,370	$54,053	$14,396	$17,957	$21,700
Real estate	64,351	53,635	868	9,848	68,509	57,195	1,112	10,202
Healthcare	41,093	6,047	2,121	32,925	35,605	4,992	1,917	28,696
State and municipal governments	35,808	6,095	5,148	24,565	34,726	5,687	4,979	24,060
Asset managers	29,364	7,070	7,124	15,170	24,920	5,930	6,640	12,350
Consumer products	27,508	7,921	1,039	18,548	27,004	7,880	1,094	18,030
Oil and gas	26,459	5,701	3,866	16,892	23,322	5,895	2,309	15,118
Utilities	25,911	4,220	3,104	18,587	27,178	5,451	3,073	18,654
Retail and consumer services	20,882	5,876	796	14,210	20,673	5,611	769	14,293
Technology	14,348	2,752	1,554	10,042	14,169	3,802	1,409	8,958
Machinery and equipment manufacturing	13,311	3,601	445	9,265	12,759	3,189	456	9,114
Building materials/construction	12,808	3,285	295	9,228	10,448	3,252	281	6,915
Chemicals/plastics	12,312	3,372	350	8,590	9,870	2,719	392	6,759
Metals/mining	11,426	3,301	1,018	7,107	12,547	3,410	1,158	7,979
Business services	11,247	3,850	370	7,027	10,667	3,627	397	6,643
Central government	11,173	1,146	6,052	3,975	9,557	1,703	5,501	2,353
Media	10,967	3,711	284	6,972	12,379	4,173	329	7,877
Insurance	10,918	1,103	1,660	8,155	13,421	1,292	2,511	9,618
Telecom services	10,709	1,524	1,362	7,823	11,265	2,042	1,273	7,950
Holding companies	10,504	3,885	894	5,725	16,018	4,360	1,042	10,616
Transportation	9,652	3,754	822	5,076	9,749	3,141	1,238	5,370
Securities firms and exchanges	9,415	1,722	5,038	2,655	10,832	3,457	4,796	2,579
Automotive	9,011	2,026	248	6,737	9,357	2,510	357	6,490
Agriculture/paper manufacturing	7,368	1,918	250	5,200	5,801	1,928	251	3,622
Aerospace	5,732	516	197	5,019	5,254	597	79	4,578
All other(b)	140,926	62,917	14,641	63,368	137,359	41,838	18,890	76,631

Subtotal	649,070	222,510	80,481	346,079	627,442	200,077	80,210	347,155

Loans held-for-sale and loans at fair value	5,123	5,123	—	—	4,098	4,098	—	—
Receivables from customers	32,541	—	—	—	15,745	—	—	—
Interests in purchased receivables	391	—	—	—	2,927	—	—	—

Total wholesale	687,125	227,633	80,481	346,079	650,212	204,175	80,210	347,155

Consumer, excluding credit card
Home equity – senior lien	40,436	24,376	—	16,060	46,622	27,376	—	19,246
Home equity – junior lien	92,690	64,009	—	28,681	111,280	74,049	—	37,231
Prime mortgage, including option ARMs(a)	75,805	74,539	—	1,266	77,082	75,428	—	1,654
Subprime mortgage(a)	11,287	11,287	—	—	12,526	12,526	—	—
Auto(a)	53,613	48,367	—	5,246	51,498	46,031	—	5,467
Business banking	26,514	16,812	—	9,702	26,014	16,974	—	9,040
Student and other(a)	15,890	15,311	—	579	16,915	14,726	—	2,189
PCI-Home equity	24,459	24,459	—	—	26,520	26,520	—	—
PCI-Prime mortgage	17,322	17,322	—	—	19,693	19,693	—	—
PCI-Subprime mortgage	5,398	5,398	—	—	5,993	5,993	—	—
PCI-option ARMs	25,584	25,584	—	—	29,039	29,039	—	—
Loans held-for-sale	154	154	—	—	2,142	2,142	—	—

Total consumer, excluding credit card	389,152	327,618	—	61,534	425,324	350,497	—	74,827

Credit Card
Credit card – retained(a)(c)	682,751	135,524	—	547,227	647,899	78,786	—	569,113
Credit card – held-for-sale	2,152	2,152	—	—	—	—	—	—

Total credit card	684,903	137,676	—	547,227	647,899	78,786	—	569,113

Total exposure	$1,761,180	$692,927	$80,481	$954,840	$1,723,435	$633,458	$80,210	$991,095

(a)	Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon the adoption of the guidance, the Firm consolidated its Firm-sponsored credit card securitization trusts and certain other consumer loan securitization entities, primarily mortgage-related. As a result, related receivables are now recorded as loans on the Consolidated Balance Sheet. For further information, see Note 16 on pages 244–259 of this Annual Report.

(b)	For more information on exposures to SPEs included in all other, see Note 16 on pages 244–259 of this Annual Report.

(c)	Excludes $84.6 billion of securitized credit card receivables at December 31, 2009.

(d)	Represents lending-related financial instruments.